Business acquisitions and dispositions Proposed acquisition of Series+ and Historia specialty channels (Details) $ in Millions	Jun. 30, 2018 CAD ($)
Corus
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 200